Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	HIGHWAY HOLDINGS LIMITED
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	4,086,825
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F of Highway Holdings Limited for the year ended March 31, 2023 filed on July 13, 2023 (the “Original Filing”) is being filed solely to amend and restate in its entirety Item 16I, “Disclosure Regarding Foreign Jurisdictions that Prevent Inspections” in order to provide the documentation required under Item 16I(a) of Form 20-F and to provide the disclosures required under Item 16I(b) of Form 20-F.Except as noted above, this Amendment does not update or modify any disclosures in the Original Filing or reflect any events occurring after the filing of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing.
Entity Central Index Key	0001026785
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38490
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North 39 Lung Sum Avenue Sheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	ARK Pro CPA & Co
Auditor Location	Hong Kong, China
Auditor Firm ID	3299
Entity Address, Postal Zip Code	0000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 1801
Entity Address, Address Line Two	Level 18
Entity Address, Address Line Three	Landmark North 39 Lung Sum Avenue Sheung Shui
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Contact Personnel Name	Roland Kohl
City Area Code	(852)
Contact Personnel Fax Number	2344
Local Phone Number	2344-4248
Contact Personnel Email Address	roland.kohl@highwayholdings.com
Entity Address, Postal Zip Code	00000
Common Shares, $0.01 par value per share
Document Information Line Items
Trading Symbol	HIHO
Title of 12(b) Security	Common Shares, $0.01 par value per share
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Document Information Line Items
Trading Symbol	N/A
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ